Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 136.7	€ 227.1	€ 192.7
Weighted average Ordinary Shares and Founder Preferred Shares	149,861,261	161,502,018	170,573,002
Basic earnings per share (in euros per share)	€ 0.91	€ 1.41	€ 1.13
Weighted average Ordinary Shares and Founder Preferred Shares	150,197,828	162,219,900	171,203,914
Diluted earnings per share (in euros per share)	€ 0.91	€ 1.40	€ 1.13
Profit (loss)	€ 136.7	€ 227.1	€ 192.7